Loan ID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
101139528	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

101509380	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

101669316	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/20/2016. The borrower called in regards to the lender placed hazard policy. The representative verified that the declaration page was received and that the lender policy is to be cancelled.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Prior contested foreclosure proceedings were closed and billed on 08/26/2015 as the loan was modified.

102289068	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

103398624	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

104108340	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

104153214	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/07/2017. Borrower called for status of matured account review. Agent advised borrower there has been no decision yet.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

104977992	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

105686790	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

106157520	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

106237488	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

106777272	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

107986788	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

108086748	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

108096744	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/15/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

108614275	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

108886428	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/11/2016. Borrower called in to inquire about a check they received.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

109116336	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

109121760	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/19/2016. The commentary indicates the borrower scheduled a payment as their bill pay payment did not process.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

109316256	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

109516176	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/02/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

110245884	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor

EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 09/28/2016. The dispute type is Written and the reason is Credit Reporting. The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor. The dispute is an unspecified Credit Bureau Reporting dispute. The dispute was resolved on 09/28/2016.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/15/2017. The borrower called in to set up a payment. The borrower set up a payment for $1,197.65 to post on 03/15/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

110335848	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

110915616	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Noted on 12/18/2015 loan is second lien.

112644924	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

114134328	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

114274272	1

EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 03/01/2016. Unable to determine the dispute type and the reason is Flood Insurance. The dispute is not resolved and the status indicates Servicer responded and issue open with active efforts to resolve. The dispute is regarding a flood and client is located in a Flood Zone area.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/22/2016.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

114394224	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

114504180	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

114963996	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/02/2017. The borrower called in regards to the lender placed insurance letter.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: After the cutoff date, the homeowner’s insurance policy was reported received and updated on 04/20/2017.

116083548	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

117312283	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

117313056	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/28/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

117642924	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

117852840	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

117892824	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

118230753	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/15/2016. Borrower called in and scheduled a one time draft for $3,944.74. Borrower then inquired about the uncollected late fees and said they are in a better position to start paying towards the fees. Requested late fee be waived and agent advised they can waive the fee but needs to speak to a supervisor. Borrower stated they would call back.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

118384145	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

118492584	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

119147413	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

120101940	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

120661716	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

120691704	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/11/2016.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

121261476	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

121316701	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

121461396	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

121831248	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

122301060	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

122414127	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

122421012	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/05/2017. The borrower would not being unable to make payment until 05/12/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

122600940	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 02/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

123050760	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/20/2015. The last conversation with the borrower was in regards to an error on page one of their modification agreement. The servicer would be sending a corrected one for the borrowers to sign and return

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

123160716	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/21/2016. Borrower called in and advised they are having some trouble getting the modification papers notarized. Borrower went to their bank and they told them they don’t do real estate. Agent suggested they go to a clerk at City Hall and indicated servicer needs both sets of modification papers back.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

123800460	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/17/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/14/2015. The borrower required assistance reviewing statements at a branch office.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

124120332	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

124673802	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

124750080	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/10/2016. Incoming call from customer care andrea, transferred borrower. She has been verified maker identity he states that he has had a job loss and won’t be able to pay may, june, and july. Says he has lost his 4-21-16 and has applied for unemployment benefits. Says 3 people live at the prop and he is looking to keep. Says his wife is working 20 hours a week. Gave kyop, hud, and mynycb.com....bkimbrough. Incoming caller identification number is 2566316261. Customer care says he says he has been verified..bkimbrough

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

125389824	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

125429808	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

125509776	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

126109536	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

126179508	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

126279468	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/04/2016. The borrower called to explain that a payment was sent in. The borrower was advised that the funds will be posted and backdated. There were no programs or options discussed.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on xx/xx/xxxx. The chapter is Chapter 7. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on xx/xx/xxxx and there is evidence of reaffirmation. Commentary from 12/07/2016 indicates that the borrower’s have reaffirmed the debt.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

126299460	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

126449400	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

126549360	3	[3] Collection comments are missing or incomplete. GENERAL COMMENT (2014-08-28): notes in file from 06/26/2013 to 07/16/2014

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/07/2014. pay by phone

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.

EXIT STRATEGY:

127449000	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

127778868	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/12/2015. The borrower called in to set up a payment. The borrower set up a payment for $632.14 to post on 11/12/2015.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

128748480	2	[2] Currently Delinquent Mortgage

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The loan is next due for 03/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/12/2017. Contact was made to confirm and discuss payment.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

129038364	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

129148320	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

131492086	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

131827248	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

131897220	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: n

132007176	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

132194183	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

133526568	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/18/2015. 11/18/2015: Borrower called to establish bill payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter 13. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The proof of claim was filed XX/XX/XXXX. XX/XX/XXXX: Bankruptcy discharged.

MODIFICATION:

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

133586544	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

133916412	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

134291344	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

134946000	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/01/2016. The borrower was contacted on 07/01/2016 and asked about the July payment, the borrower stated would make the payment before the 16th of the month.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

135555756	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

135925608	3	[3] There is evidence of property damage. GENERAL COMMENT (2014-08-28): Looks like damage occurred in the form of flooding

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/18/2013. Borrower advised in despair and wanting assistance. States that he cannot afford $3,600.00 as a mortgage payment and wants to give up but due to his family, he has to continue. Transferred to loss mitigation department.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is flood. Comment on 02/14/2014 shows an endorsement in the amount of $11,858.61 from State Farm issued on XX/XX/XXXX for flood loss on XX/XX/XXXX. Carrier claim noted as XXX The damage repair amount is estimated at $11,858.61. Property repair is in process. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

136205496	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/05/2017. The borrower called in to set up a payment. The borrower set up a payment for $539.37 to post on 06/06/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

136395420	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

136575348	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

136585344	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/16/2016. The last borrower contact was in regards to sending in extra interest payments each month.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

136655316	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

137235084	2	[2] Payoff has been requested within the last 60 days

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/31/2017. The borrower requested a payoff.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

137375028	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter 13. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

139635133	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

140103936	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

141623328	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/18/2016. At last contact, the borrower called in regarding an insurance claim letter. The borrower advised all repairs had been completed.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

141693300	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

141993180	2	[2] Currently Delinquent Mortgage

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/24/2017. called about payment going up 600.00

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

142023168	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

142233084	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.

ADDITIONAL INFORMATION: N/A

142273068	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/21/2015. Borrower called and inquired of Trust information sent by fax.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

142462992	2	[2] Loan is in Bankruptcy

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Bankruptcy.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT:

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy case number is not available. The most recent bankruptcy status is performing under plan.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

143332644	2	[2] Bankruptcy is Closed and Dismissal or Discharge dates are blank EXCEPTION INFO: The dates of the bankruptcy were not provided.

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. A collection comment on 5/14/2015 mentions a discharged Chapter 7 bankruptcy, but those are the only details provided.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

143862432	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

144022368	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

144352236	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

144582144	2	[2] Written Dispute - Servicer responded within 60 days and mortgagor still questioning servicer

EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 12/12/2016. The dispute type is Written and the reason is Credit Reporting. The dispute is not resolved and the status indicates Servicer responded within 60 days and mortgagor still questioning servicer. A written credit dispute was received on 12/12/2016 regarding the discharge of the bankruptcy and being billed for late charges. On 12/29/2016 the bankruptcy was noted as discharged in xx/xxxx and will resume reporting in 01/2017. No delinquency dates were reported and late fees were waived on 11/08/2016. An additional credit dispute was received on 03/28/2017 regarding reporting and was updated on 03/30/2017 to show the Chapter 13 was completed.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/09/2016. Borrower wanted to know that amount needed to bring the account current. Specialist provided amount to bring current and explained why the increase. Specialist reviewed the interest rate adjustment with borrower and borrower inquired if payments could be lowered. Specialist advised that he could apply for mortgage assistance.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. The proof of claim was filed 04/06/2015.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: As of 05/31/2017 credit reporting has been suspended for 60 days. while reviewing dispute.

144882024	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

144942000	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 08/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

144991980	3	[3] Collection comments are missing or incomplete.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/12/2014. Borrower called and stated that she pulled up credit report and I showed that BBT reported her paid for May. Servicer advised her that we do not handle credit disputes here but she could contact her local branch and borrower stated she will do that.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY:

145211892	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/19/2016. The last borrower contact was in regards to lender placed insurance effective until 01/31/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

145321848	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

145391820	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/19/2016. The Borrower called to file a claim transferred call.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. Unspecified damages occurred on 10/17/2016 and the borrower planned to file a claim. A prior claim for unspecified damages sustained on 08/12/2014 only reported repairs completed at 35% on 07/10/2015. The borrower is not repairing the garage which is lowering the value per notes dated 06/25/2015. The recovery funds are pending repair completion or written instructions to apply towards the balance as of the review date. Property repair is in process. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

146031564	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/19/2015.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

146082739	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/23/2016. Borrower Contact Made, Residing in Property, Per borrower, employer is operational, Best number to reach borrower 3147247627. No Impact

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

146279815	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/24/2015. Borrower spouse called in to inquire about unapplied funds. Representative confirmed unapplied funds were applied to payment for May and the balance.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

146341440	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

146691300	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/12/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/08/2016.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

146711292	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

148550556	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

148850436	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

149035381	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2001.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

150756386	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

151179504	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

151319448	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

152119128	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

152259072	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

152834374	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

153918408	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: A subordination request is noted as being received on 9/23/2016 and approved on 9/28/2016.

153998376	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/01/2016. Borrower was advised that check returned for insufficient funds. Borrower wanted to know if forbearance payment posted on time. Was advised payment will post today.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

154598136	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

155117928	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

155353341	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

155457792	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

156044482	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 03/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

156647316	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

156847236	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

157107132	3	[3] Mortgagor Deceased - Not clear or no information on executor/heir

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

157417008	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

157586940	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

157676904	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

157716888	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed as the loan was modified.

157726884	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter 7. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

158736480	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/30/2017. Borrower called for an update on modification.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

158846436	2	[2] Currently Delinquent Mortgage

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

158961517	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

159136320	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

159316248	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

159756072	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

160895616	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Notes on 05/19/2016 state that this loan is in 2nd lien position, NYCB holds 1st lien.

160995576	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

161035560	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/01/2016.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

161795256	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

162050196	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

162584940	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

162874824	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

163244676	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

164172008	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

164604132	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

164899405	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

166613328	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

167712888	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

167862828	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/24/2015. The authorized caller( borrower’s spouse) was advised the payment was received and the balance was put in un-applied funds.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

168112728	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is vacant.

ADDITIONAL INFORMATION: N/A

168362628	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/27/2016. The borrower called in on 05/27/2016 regarding the missing documents and was advised the letters expired. The borrower requested to have the process put on hold as was working on something else with the mortgage. The servicer stated was not able to place on hold and if were to continue, needed to provide the missing information as soon as possible. The borrower stated to close it out and was reminded that if wanted to pursue it again will need to resubmit a new application.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: One of the borrowers was noted as deceased on 04/04/2016, the death certificate was received on 04/01/2016 noting the date of death as 10/13/2008.

168542556	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/15/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

168682500	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

169352232	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

170151912	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/18/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

170341836	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/01/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

171213064	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/12/2017. Borrower called to verify insurance has been received. Advised received and posted by teller #03397

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

171711288	2	[2] Loan is in Bankruptcy

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Bankruptcy.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT:

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy case number is not available. The most recent bankruptcy status is active. The proof of claim was filed 03/28/2014.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

172431000	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

173770464	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

174570144	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

174930000	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/18/2016. Representative contacted Borrower requesting master hazard policy.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

175509768	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

176139612	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

176459388	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

176469384	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

177059148	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

177159108	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/04/2016. The borrower stated that they were advised that all fees were waived when they made their payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on 08/29/2014. The chapter is Chapter 13. The bankruptcy was filed under case number xxxxx. The most recent bankruptcy status is dismissed. The bankruptcy was dismissed on xx/xx/xxxx.

MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.

EXIT STRATEGY:

177828840	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

178510673	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

178528560	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

178808448	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/18/2016. The borrower was advised to wait a day to confirm their receipt of the claim check in the amount of $7,805.71.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

179128320	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

179178300	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

179188296	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

179733180	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

179888016	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

180007968	1

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/14/2014. Servicer spoke with borrower who stated just made June 2014 payment within the last week and mailed in the loss mitigation package on Monday. Borrower confirmed property is owner occupied. No evidence as to what loss mitigation option borrower is seeking.

REASON FOR DEFAULT: The reason for default is curtailment of income.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY: The recommended exit strategy is Modification.

180677700	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/04/2016. The borrower was upset because they had to start over due to being were declined.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: Unable to determine modification activity on the loan with the information provided.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

180848635	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

180957588	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/24/2017. The borrower called in to set up a payment. The borrower set up a payment for $1,642.02 to post on 03/27/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

181357428	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

181562832	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/16/2017. The borrower called in to set up a payment. The borrower set up a payment for $1,593.16 to post on 05/16/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

181717129	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

182177100	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

183206688	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

183242752	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

183486576	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/22/2016. Per notes on 6/22/2016 borrower wanted to know where to send payments to, advised to send in written request to received statements.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

183796452	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

183955805	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

184286256	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

184336236	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

184884326	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/18/2016. Borrower called regarding LPW. Borrower was advised lp from 09/29/2016-10/27/2016 will receive letter and then bill. Borrower advised will pay once received bill & is aware.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

185155908	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

185235876	2	[2] Currently Delinquent Mortgage

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The loan is next due for 03/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

186765264	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

187205088	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

188354628	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

188434596	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/29/2017. Servicer inquired about insurance. Borrower stated they do not know who their carrier is and provided the name and number for named individual. Servicer informed borrower they need to reach out as well to provided this information.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

188834436	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

189164304	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

189184296	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

189494172	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy was filed under case number xxx. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. The proof of claim was filed XX/XX/XXXX.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

189704088	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/16/2015. The borrower was advised on 10/16/2015 of the missing documents for the review. The borrower stated they would return the requested documentation as soon as possible.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

190132251	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

190633716	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/18/2017. Per notes on 4/18/2017 borrower does not intend on submitting missing documents.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

190943592	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

191933196	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 07/01/2015.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

192323040	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

192532956	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/08/2016. At last contact, borrower was aware of a recent Non-Sufficient funds payments and promised to replace the payment the same day.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

192582936	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

192844773	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/17/2016. The borrower called in to state that they will be bringing the loan current next week. The borrower advised that he would not be filling out the borrower package for assistance yet. There were no other programs or options discussed.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

193150628	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/12/2015. Per notes set up ACH

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

194092332	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

194602128	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

194931996	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

195401808	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/11/2016. The borrower advised evidence of insurance was sent via fax; agent stated it had not been received yet.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

197780856	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

198570540	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

199400208	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

199450188	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

199620120	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/20/2015. Per notes on 11/20/2015 Borrower wanted to know when escrow surplus would be sent, called was transferred.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

200539752	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

200659704	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

201152160	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

201279456	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

201559344	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

202059144	3	[3] Collection comments are missing or incomplete. [2] Evidence loan has been modified.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/16/2013. Borrower called in and inquired about refund from the county tax office and while explaining to the borrower the overage in her account is less than what was refund due to borrower being behind when account was re ran. Borrower got upset and requested to speak to a supervisor. Borrower then ended the call.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The loan has been modified. The modification date is 09/03/2013. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable. Loan modification completed 09/03/2013 effective 08/01/2013 and is a payment deferral modification. No further derails provided.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY: The recommended exit strategy is Reinstatement.

202129116	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

202309044	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

202708884	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/12/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

202978776	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

203648508	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was dismissed on XX/XX/XXXX. A motion for relief was filed XX/XX/XXXX.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

203786165	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

204159582	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

204498168	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

205497768	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

205927596	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

206087532	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

206367420	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided. There are a couple of comment referencing a bankruptcy, but they are vague.

- On 8-10-2015 a comment states a short letter due to BK alert.

- On 5-3-2016 a comments states to close and no calls to discharge Chapter 7.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

206917200	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

207047148	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

207197088	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/18/2016. Borrower called and wanted to know if Tower Hill policy received. Borrower was advised no and provided fax number.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

208046748	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 07/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

208496568	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

208796448	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

208956384	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

209376216	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/23/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

209766060	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

210148862	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

210525756	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

210765660	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

210785652	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/18/2016. Representative asked what happened in regards to the automatic draft payment. Borrower did not know what happened. Representative offered assistance; borrower declined. Representative explained the procedures once the account is 30 days past due. Representative also stated if borrower changes their mind to call and request for a mortgage assistance application.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

211305444	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

211505364	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

211635312	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

211855224	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

212085132	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/21/2016. Borrower applied for a modification.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

212215080	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

212554944	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

213314640	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

213544548	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

213724476	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

214154304	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

214274256	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/26/2017. The borrower called regarding recording of documents and was advised to wait 24-48 hours for processing.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

215043948	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

215052585	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

218052744	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 07/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

218272656	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

218912400	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/20/2017. Specialist contacted Marsch & Mclennen Insurance for condo master policy.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

219572136	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

219652104	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

220161900	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

220991568	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

221011560	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Collection comment has limited information on bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: n

221331432	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

222910800	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

223870416	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

223940388	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

224270256	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

224300244	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/29/2016. Borrower requested to have an escrow analysis ran due to a decrease with her new insurance. New payment is $3924.54, specialist will request analyst once the figures have been updated in the system.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

225899025	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

226699284	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

227428992	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

228988368	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

229238268	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/02/2015.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

229668096	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

230047944	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy case number is not available. The most recent bankruptcy status is not available in the information provided.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

230747664	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

231137508	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

231427392	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Comments on 04/22/2015 indicated a senior dismissal was filed on 04/06/2015.

231457380	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

231937188	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

232696884	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

232966776	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

233576532	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

233602006	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

233786448	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

234887510	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

235195884	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

235285848	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

235495764	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/18/2015.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

235724731	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

236538214	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

236715276	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/04/2016. The borrower informed the client that they are no longer eligible for a Homestead Exemption, that their taxes have gone up, and their escrow account will be short. They wanted to know how to put money in their account. The client transferred the client to a department to advise her.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

236915196	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

237065136	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

237395004	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/28/2016. At last contact, the borrower called in regarding an insurance cancellation letter. The borrower was advised proof of insurance had been received.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

237754860	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

237898595	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/13/2017. Outbound call placed to borrower. Agent obtained consent to call cell phone utilizing auto-dialer. Primary home phone number was also updated.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

237984768	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

238014756	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

238764456	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

240238900	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/30/2015. Borrower left message and stated they want to keep property and make partial payments for now. Borrower is trying to sell another property which will put them in a better financial situation. Representative spoke to Borrower afterwards and Borrower requested statement due to recent late charge.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: MOD finalized 10/26/2015. Another Modification was completed in 2009.

No direct communication with Borrower noted regarding Modification. This was completed during Foreclosure, which is closed now.

240793644	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

240843624	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

241053540	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

241843224	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

242632908	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

243022752	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

243032748	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/06/2017. Spoke with borrower 1, verified Borrower 1, transferred from customer service. Received a corrected total balance for the amount of $1278.66 due no later than 02/01 and wants it paid through the escrow. Please research the bill and get it paid.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

243092724	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

243842424	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

243902400	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/06/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

244492164	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

245301840	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

245851620	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/03/2016. Spoke with borrower verified borrower live in property. RFD: unexpected medical bills all paid for now. Received consent to call cell phone.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.

ADDITIONAL INFORMATION: N/A

246161496	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

246361416	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/27/2017. Borrower had questions about the updates

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

247600920	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/01/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

248030748	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/10/2015. Borrower stated they mailed their payment in.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

248070732	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/18/2016. Borrower authorized change of Insurance effective 09/24/2016. Borrower will send back the refund and pay the new policy.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

248140704	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/18/2015. The borrower stated on 11/18/2015 there was a five day hold on their deposit and the payment the made might get returned. The borrower was advised nothing showing the payment was returned at that time.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

248270652	2	[2] Evidence loan has been modified.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 10/01/2014. The last payment was received on 08/22/2014.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/13/2012. Borrower called and stated had sent back modification documents. Final modification processed 12/21/2012.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The loan has been modified. The modification date is 12/21/2012. The modified principal balance is $222,700.00. The modification interest rate is 2%. The maturity date of the loan was extended to 12/01/2052.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: N/A

248320632	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

249969972	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

250019952	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

250099920	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

250339824	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

250709676	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

251799922	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

252029148	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

252668892	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

253018752	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

253038744	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

253448580	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

254408196	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

255257856	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/05/2016. Representative with Bob Edwards Associates called in regarding payment status, payment was made 3/31/16 in the amount of $915 and mailing address was confirmed.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

255407796	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

255547740	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/01/2015.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

256297440	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

256542957	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

258385391	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

258996360	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/06/2017. The borrower stated that there is over $10,000 due per the statement. The agent explained that it had been mailed prior to the completion of the modification on our systems. The system is only showing due for 03/01/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

259606116	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

259706076	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

260065932	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

260165892	1

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/31/2014. During the last contact the borrower informed servicer of their reason for default being excessive obligation for some things that came up but will be able to recover. Borrower informed servicer that a payment will be made on 08/15/2014 and will bring account current by the end of August.

REASON FOR DEFAULT: The reason for default is excessive obligations.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY: The recommended exit strategy is Foreclosure - REO.

260215872	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 07/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

260465772	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

261865212	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

261955176	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

262105116	2	[2] Loan is in Bankruptcy

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

263304636	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

264034344	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

264164292	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

264464172	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

264514152	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

265523748	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/02/2015. Servicer set borrower up on a repayment plan with first payment due on 10/09/2015 in the amount of $1430.44.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

265663692	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

266093520	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

266513352	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

266693280	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

267381180	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

268362612	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

268512552	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

268762452	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

269202276	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

269272248	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/02/2017. Spoke with the borrower who stated will fax back brp package advised property is vacant but still being maintained.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is vacant.

ADDITIONAL INFORMATION: N/A

269532144	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

270261852	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

270321828	2	[2] Currently Delinquent Mortgage

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The loan is next due for 02/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/30/2016. Called borrower regarding missing documents

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

270541740	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

270591720	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

270731664	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

271268734	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

271841220	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

272391000	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

273092908	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

273980364	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

274490160	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/09/2017. The borrower called about the online account showing due for March.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

275859612	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

275949576	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

276979164	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/29/2016. Borrower called inquiring about loss prevention letter. Advised we need insurance information.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

277828824	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

277958772	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 07/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

279093144	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

279488160	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

279808032	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/30/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

280457772	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

280777644	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/07/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

281137500	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

281657292	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

281693368	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

281707272	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

282316034	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

283086720	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/07/2017. Called and spoke with borrower in regards to the Claim. Borrower stated the work is coming along well and explained they had to get a new Contractor because the previous one did not like how long it took to receive funds. Agent went over information needed to submit new Contractor.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is structural. roof damages The property condition is UTD. The current occupancy status is occupied-UTD.

ADDITIONAL INFORMATION: N/A

283626504	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

284156292	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

284196276	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

284825871	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter 7. The bankruptcy was filed under case number XX/XX/XXXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

285195876	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

286105512	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

286565328	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

286655292	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

286765248	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/10/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

287394996	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/05/2015. The borrower confirmed that they received their tax bill.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

287454972	2	[2] Currently Delinquent Mortgage

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/31/2016.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

287644896	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

287834820	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

287894796	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

288024744	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

288584520	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/04/2016. Authorized third party called and wanted to confirm payment new modified payment amount,as statement received still shows old amount.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

289185215	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

289724064	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/30/2017. Borrower inquiry checking on documents.

REASON FOR DEFAULT:

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

289734060	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is non-owner occupied.

ADDITIONAL INFORMATION: The commentary indicates the loan may have been assumed; however, the comments are unclear.

290553732	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

291273444	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

291633300	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/28/2015. Agent contacted borrower in regards to payment, need the rest of the funds or send in a packet. Borrower stated they would do everything possible due to borrower being at work, agent did not complete financials. Borrower stated they would return the loss mitigation packet and that they are in a position to pay $3717.66 each month.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

294552132	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

295011948	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

296161488	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/27/2015. Contact was made with the borrower. They discussed their current loss mitigation review.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

296399972	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

296501352	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is stay lifted. A motion for relief was filed XX/XX/XXXX. There is no evidence of when this case was discharged or dismissed.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

296915817	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

298230660	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

299450172	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

299600112	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

299800032	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

299889996	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/21/2017. Borrower advised received letter and and advised she’s always had insurance. Borrower requested cost, advised lapse 3/8/17-3/8/18 with estimated premium in the amount of $65191. Borrower advised that is fine.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

300009948	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/01/2016. Borrower called in regarding escrow. Borrower thought escrow was being double paid. Line disconnected due to length of hold.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

300339816	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

300599712	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

301159488	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

301279440	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

301551118	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

301769244	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

302129100	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/03/2017. Commentary states that borrower called in requesting insurance letter. Customer Service Representative requested copy of letter be sent to borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

302249052	2	[2] Currently Delinquent Mortgage

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.

ADDITIONAL INFORMATION: Commentary indicates on XX/XX/XXXX, chapter 7 bankruptcy language was discharge. bankruptcy.

302259048	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/23/2015. The last borrower contact was in regards to the missing May payment and promise to pay June payment in branch.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

302472335	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

303128700	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

303358608	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

303738456	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Modification was approved after review period - 6/01/2017

303848412	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

304210687	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

304278240	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

306327420	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/28/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

306557328	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

306597312	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/13/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

306777240	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/11/2016. The last contact was made on 7/11/2016, in which the borrower scheduled a payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

308126700	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

308176680	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/30/2016. Lender discussed the loan modification documents with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

308396592	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

309016344	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

309038070	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

309900503	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

309975960	1

EVIDENCE OF DISPUTE: Evidence of borrower dispute dated 04/27/2015. The dispute type is Written and the reason is Credit Reporting. The dispute is not resolved and the status indicates No information servicer responded to outstanding dispute in writing.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/25/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

310195872	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/30/2016. The borrower called in on 10/30/2016 to confirm that the insurance documents were received and was advised they were not. The borrower stated will resend them.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

310465764	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

310705668	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

311008885	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

311895192	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

312794832	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

312954768	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/05/2016. The last borrower contact was in regards to the final modification.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

312974760	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

312994752	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

313565285	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

313834416	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/12/2017. The last contact was made on 1/12/2017, in which the borrower indicated will call back to make a payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

313864404	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

313914384	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

314167865	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/09/2014. Setup payment arrangement for May $491.66 and and 6/13 to be made at local branch. Removed inactive phone numbers and sent loss mitigation package. Did not offer ACH because of reason for delinquency.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY:

314338596	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

314394192	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

315313824	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

315753648	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

315803628	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

316463364	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 07/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

316633878	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

317103108	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/06/2014. The borrower called in to state she was having a financial difficulty and would like loss mitigation. She stated that her spouse, who is self-employed in construction, was injured and could not work, she sells XXX and her income was reduced while she was caring for him. He has been released to return to work. She also noted that the co-signer on the note is a bank employee and she does not want the loan to go into default. The servicer suggested a payment deferral to assist until the borrower’s spouse could get back to work long enough to generate a profit and loss for review for modification. At present no evidence of a payment deferral was noted. The borrower previously received a 2 month payment extension in August 2013. The borrower has been a chronic delinquent for the past 2 years.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY:

318035333	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

318162684	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/21/2016. The last contact was made on 9/21/2016, in which the borrower indicated a payment would be posted in the branch.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

318532536	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

319472160	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/27/2015. The last contact was made on 5/27/2015, in which the borrower scheduled a payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

319632096	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: On 04/03/2017 a message was left for the borrower to provide name of the homeowner association name and contact information.

320131896	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

321001548	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

321301428	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

321391392	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/05/2016. The borrower was contacted to inquire about the Condo Master Insurance policy.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

321721260	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

322181076	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

322670880	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

323760444	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/14/2015. The borrower called regarding to a draw check for repairs being made to home. The borrower requested ex spouse to be removed from draw check and was advised that it wasn’t possible. The agent stated the loan would need to be refinanced to remove the ex’s name. Further commentary indicates that the full claim and repairs are complete.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

324220260	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

324340212	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

324540132	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

324979956	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 03/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

325359804	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

325569720	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

325869600	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/23/2016. The servicer returned authorized third party call and advised of the modification status.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

325949568	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

325969560	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/29/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

326275158	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

326679276	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/07/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

326739252	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

327129096	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

327448968	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

327548928	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Discharged chapter 7 is mentioned in the comments with no other detail provided.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

328999550	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

329388192	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

329688072	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

329758044	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/17/2015.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

331827216	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

332826816	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

333246826	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

333926376	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

334026336	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

334236252	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

335065920	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

335555724	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/29/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

335705664	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

335817834	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/02/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

336995148	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

337574916	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/19/2016. The borrower called in on 01/19/2016 and stated was out of town on business and would send in the documents that day.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

337714860	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

338054724	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/02/2016. The borrower submitted a written request to provide a reinstatement quote as is pursuing funds from 401K.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

338064720	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/12/2017. The borrower called in to discuss Private Mortgage Insurance cancellation. The borrower was advised that no further information can be provided.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

338354604	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

338788736	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

339734052	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/14/2017. The borrower confirmed their HOA was received and updated with their insurance information.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

340585520	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

341058454	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

341963160	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

343176614	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

343672476	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

344232252	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

344961529	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

345191868	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/17/2016. The adjuster called, had borrower on other line who verified phone number. Needed adjuster on the phone to translate phone call. Borrower wanted to know about the status of the checks and if any additional documents were required. Advised they were sent back to borrower and were endorsed. Advised other check sent in did not have NYCB name on check and did not need our endorsement.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

345341808	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

345711660	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/30/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

345851604	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

347131092	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

347149077	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/21/2017. Borrower turned down request to send loss mitigation package. Stated they may request modification on 1st to lower payment which may help with the 2nd to be able to make payments. Borrower stated kids are in college and med it hard to make payments on 2nd.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

347880792	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

348241025	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

348390757	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

348556923	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

348810420	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

349290228	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/15/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

349330212	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 03/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

349570116	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

350529732	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/27/2016. The borrower called to request an inspection for hail damages incurred to the property. Comments on xx/xx/xxxx indicated the inspection was completed and the repairs were completed.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation. Comments on xx/xx/xxxx indicated the loan was reaffirmed. The bankruptcy case number was not provided in the commentary.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

350609700	2	[2] Currently Delinquent Mortgage

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The loan is next due for 03/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/25/2017. Last contact with borrower, 1/25/2017, borrower made a payment by phone. Borrower also stated they started filling out information for assistance but that the co-borrower works 60+ hours a week and that borrower assistance is needed to complete. Comment also states that the furnace, hot water tank and air conditioner were replaced.

REASON FOR DEFAULT: The reason for default is illness - family.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

350799624	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

350959560	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/31/2016. Contact was made with the borrower. They discussed the account status.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

351491305	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

352019085	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

354088308	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

354317040	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

354578112	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/06/2017. The authorized third party had spoke with the client regarding the value of the home, this was possibly for a home offer or a refinance. The

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

355017936	2	[2] Currently Delinquent Mortgage

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The loan is next due for 03/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Borrower scheduled a double payment after the review period on 04/07/2017 bringing the account current.

355377792	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/23/2017. Per notes on 5/23/2017 borrower stated payment sent from auto bill, borrower would not verify property address.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

358001908	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

358076712	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

358366596	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

358456560	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

358620009	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

359766036	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

359925972	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

360255840	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

360595704	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The loan is next due for 02/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

360615696	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

361385388	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

361415376	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

361525332	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/17/2016. The borrower was advised on 10/17/2016 that a letter of satisfaction was needed.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: The comments indicated the property was subjected to hail damages on the roof on 04/16/2016. A claim was filed in the amount of $32,253.49. The notes on 09/30/2016 stated an inspection was performed showing 100% of the repairs were completed.

361645284	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

361715256	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 03/31/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

362394984	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

362584908	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

363054720	2	[2] Bankruptcy is Closed and Dismissal or Discharge dates are blank EXCEPTION INFO: Bankruptcy is Closed and Discharge dates are missing

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

363727331	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

363944364	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

364164276	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

364644084	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

364724052	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

365533245	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/08/2016. Borrower 2 called in and authorized daughter on the line. Daughter stated borrower 1 passed away . Agent advised borrower what information would need to be submitted to servicer and also how to submit authorization to add them to the account.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

365733192	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/21/2016. The commentary indicates the borrower called regarding a letter advising of a late payment. The borrower advised they did not have a hardship. The servicer found that funds where in unapplied as the borrower had a payment increase due to an escrow increase.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

366043524	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

366443364	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

366513336	2	[2] Evidence loan has been modified. GENERAL COMMENT (2014-08-30): Loan has been modified

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/17/2014. Borrower called office PTP by phone pay. Reason for delinquency - vehicle repair and excessive obligations

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is $163,070.09. The modification interest rate is 3.75%. The modification maturity date is unavailable.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY:

366593304	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/02/2017. The borrower provided cell phone number.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

366723252	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/17/2017. Lender spoke with the borrower and spouse regarding insurance.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

366813216	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

367456936	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

367612896	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

368242644	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/29/2015. The borrower mailed executed final modification documents to the servicer.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

368662476	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

368812416	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

369375149	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

369653614	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

369742044	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

369802020	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 07/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

371161476	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

371361396	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

372023762	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/02/2017. The representative reviewed the modification denial on 03/02/2017 and the 14 day appeal process. The borrower was referred to the Hardest Hit program for possible assistance.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

373220652	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

373530528	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

373840404	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The loan is next due for 03/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

374620092	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

374919972	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/27/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

375421948	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

375959556	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: n

377319012	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/16/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

377329008	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

378008736	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

378278628	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

379278228	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

379358196	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/29/2016. Borrower stated they are living in property and there are no issues or damages. Notes indicate possible natural disaster in the area. No further contact noted.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

379718052	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

380187864	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

380427768	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

380887584	2	[2] Loan is in Bankruptcy

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Bankruptcy.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT:

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter 13. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is performing under plan. Plan was filed on XX/XX/XXXX and confirmed on XX/XX/XXXX.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

381287424	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

381847200	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

382047120	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

382277028	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

382776828	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

382996740	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

383006736	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

385065912	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/17/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

385335804	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

385565712	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

386457379	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

386615292	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

386650022	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

387744840	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/14/2017. The borrower called regarding deductible requirements and the agent advised could not exceed 5% of dwelling coverage.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

389464152	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

390423768	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

390803616	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Borrower discharged in a prior Chapter 7 Bankruptcy filing

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

391293420	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

391333404	2	[2] Currently Delinquent Mortgage

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

391553316	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

391813037	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

392293020	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

392472948	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

392812812	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

393172668	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

393602496	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/15/2016.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

393822408	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

394552116	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

394712052	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

395421768	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

395441760	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

396821208	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/03/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

397121088	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

397251036	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

397430964	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2015.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

397550916	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

398100696	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

398520528	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

398540520	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/29/2015. The last contact was made on 9/29/2015, in which the borrower scheduled a payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

398790420	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/20/2016. The borrower authorized a payment in the amount of $849.58; borrower stated had been in hospital for 10 days but declined loss mitigation assistance.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

399060312	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

399170268	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

399230244	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

399290220	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/07/2017. The borrower called in to set up a payment. The borrower set up a payment for $1,800.00 to post on 03/08/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

399330204	2	[2] Bankruptcy is Closed and Dismissal or Discharge dates are blank

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. There is no case information provided in comments. No date as to when case was discharged or dismissed.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

399540120	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

400069908	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/24/2016. The borrower was advised that their extension was in review.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

400239840	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

400289820	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

400569708	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/26/2016. Representative advised Borrower that another modification package was mailed to correct. Borrower advised they will execute immediately and return as soon as possible.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

400979544	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/23/2017. The borrower advised they were self-repairing the property after an insurance claim; agent indicated the borrower needed to submit a self-repair letter along with a materials list.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided. The damage type is not noted. The borrower is self repairing. Property repairs have not started. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

400999536	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

401037076	2	[2] Evidence loan has been modified.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/16/2014. The borrower contacted the servicer on 03/21/2013 to inquire about Home Affordable Modification Program qualification and was advised that borrower has a bank owned loan. The borrower contacted the servicer on 06/13/2013 request assistance to lower payment after explaining of current financial hardship. The borrower contacted the servicer on 04/16/2014 regarding the receipt of a letter stating that the amount owned from 2010 is $110,000.00. The borrower contacted the servicer on 07/16/2014 to make a payment by phone.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The loan has been modified. The modification date is 10/01/2013. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable. The foreclosure is on hold due to the borrower securing a loan modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.

EXIT STRATEGY:

401159472	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

401187721	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

401459352	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

401569308	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 03/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

401819208	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

402199056	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

402449487	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

402738840	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

403128684	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

403838400	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

404718048	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

405417768	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/29/2015. The last contact with the borrower on 10/29/2015, the borrower made a promise to pay.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

405737640	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

405887580	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

406257432	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

407101222	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

407668195	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 09/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

407716848	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

408556512	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

410835600	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

410875584	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

412594896	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

412874784	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

414774024	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

414873984	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

415493736	2	[2] Loan is in Bankruptcy

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Bankruptcy.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/19/2017. The last contact was made on 5/19/2017, in which the borrower scheduled a payment.

REASON FOR DEFAULT:

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on xx/xx/xxxx. The chapter is Chapter 13. The bankruptcy was filed under case number xxxx. The most recent bankruptcy status is filed/under plan. The proof of claim was filed 05/19/2015.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

416073504	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

416413368	2	[2] Evidence loan has been modified.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/06/2014. 10/09/2012 the borrower advised he wants to keep the property; financials have been received for review. The borrower has advised 02/05/2013 his mother has passed away. The borrower advised 05/16/2013 she cannot afford the payment as she is only working part-time. 06/26/2013 loss mitigation package received. 09/03/2013 the servicer noted approved modification terms: 310 months at 5.00% with the next due of 10/01/2013. No other relevant communication noted. Based on the servicer’s comments the loan is currently due for 08/01/2014.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The loan has been modified. The modification date is unavailable. The modified principal balance is unavailable. The modification interest rate is 5%. The modification maturity date is unavailable.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY:

417093096	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 09/01/2016. The borrower requested the amount to reinstate the loan and will notify when the funds were available to process the payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Prior foreclosure proceedings were closed and billed on 09/26/2016 as the borrower reinstated the loan.

417193056	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/06/2016. Borrower stated that old insurance carrier Vermont Mutual Insurance sent a refund check in the amount of $1300 on 9/26/16. Borrower stated that refund check was cashed, specialist attempted to conference agent and borrower, message left for agent.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

417702852	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/11/2016. At last contact, the borrower called in inquiring about lender placed insurance and made a payment over the phone.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

417722844	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/19/2017. Borrower advised they did not have their bank account information and would have to call back to make payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

417942756	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

418292616	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

419032320	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

420381780	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

420721644	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

423050712	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

423510528	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

423915030	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 07/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

424240236	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

424560108	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

424782380	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

426129480	2	[2] Currently Delinquent Mortgage

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The loan is next due for 03/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/07/2017. Borrower called to make a payment for 2014.72 to cover the January payment and will call in by the end of March to submit payment for February. Borrower advised reason for default spouse was out of work for 3 months and they still trying to catch up loan payments. Borrower advised inquire about mortgage assistance in July.

REASON FOR DEFAULT: The reason for default is unemployment.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

426390173	2	[2] Currently Delinquent Mortgage

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/27/2016. Commentary indicates, borrower was contacted and was advised of the outstanding required documentation.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.

ADDITIONAL INFORMATION: N/A

426789216	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/13/2015. The borrower was contacted regarding a recent event and disclosed that there was no property damage.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

427688856	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

428637979	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

428888376	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

429438156	3	[3] F/C Sale Date Scheduled Within Next 6 Months [3] Loan is in Foreclosure

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Foreclosure.

PAY HISTORY: The loan is next due for 04/01/2011.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/31/2017. The borrower called in returning agents call and went over loan modification. The agent advised that modification will go out sometime next week and will follow up when loan modification has shipped.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided. Service was completed 08/05/2016. Judgment was entered 08/11/2016. The current foreclosure is on hold and the hold reason is current loss mitigation in place. The next projected foreclosure step is sale. The servicer has requested for the attorney to have the foreclosure sale adjourned for 30 days as the borrower has been approved for a loan modification. The servicer is requesting for attorney to provide new sale date once received. No further foreclosure milestones reflected.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Comments after review period: The loan modification was mailed to the borrower on 04/03/2017. The borrower advised on 04/04/2017 that the loan modification documents were left at the front door. The agent advised borrower to execute the modification documents as soon as possible and advised that the foreclosure sale has been rescheduled The servicer spoke with the co-borrower on 04/06/2017 who stated will be mailing back the loan modification documents on 04/11/2017. On 04/10/2017 the servicer has requested the foreclosure attorney to dismiss and bill the foreclosure as the signed loan modification documents were received from borrower. The loan modification was completed and booked on 04/11/2017.

430617684	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

430707648	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

431227440	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

431507328	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

431887176	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

432259850	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

433304322	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

434316204	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

434486136	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

435195852	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/02/2015. The borrower called with questions about the amount due showing on a recent statement.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

435925560	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

436885176	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

436965144	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

437434956	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

437604888	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

439933956	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

440673660	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/29/2017. The borrower discussed their homeowners insurance premium amount and stated they believe the $1,678.00 was too high.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

441123480	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

441283416	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

441443352	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

441935824	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

442203048	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

442952748	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/18/2014. The borrower contacted the servicer on 03/18/2014 to state that is he still behind with his payments due to his spouse’s medical bills.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

EXIT STRATEGY:

445052806	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.

ADDITIONAL INFORMATION: N/A

445331796	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

445421760	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

446021520	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

446321400	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

447690852	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

447800808	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

448080696	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

448310604	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

448900368	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

449390172	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

449440152	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

450009924	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

450369780	2	[2] Bankruptcy is Closed and Dismissal or Discharge dates are blank

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Commentary does not give details to the Bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

451729236	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

452438952	2	[2] Bankruptcy is Closed and Dismissal or Discharge dates are blank EXCEPTION INFO: There is not a discharge date listed in the commentary.

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/12/2016. A comment dated 01/12/2016 states the borrower made contact states the borrower is requesting the refund be applied to the escrow account.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. There is little information pertaining to this discharged chapter 7 bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

452578896	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

453138672	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

453298608	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

453358584	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

453936296	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

454943335	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

454977936	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

456017520	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

456597288	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

457456944	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

457506924	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

457786812	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

457916760	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

458086692	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

460295808	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

461095488	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

461545308	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/14/2016. Borrower advised no longer living in the property as they had to move to Colorado for employment. Borrower advised the property is rented. Agent submitted request to have loss mitigation package sent out to the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is tenant occupied.

ADDITIONAL INFORMATION: N/A

461905164	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

463814400	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

464074296	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

464104284	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

464144268	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

464174256	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

465983532	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

466043508	2	[2] Evidence loan has been modified.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 08/01/2014. The last payment was received on 08/06/2014.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/06/2012. The loan is performing and borrower communication was in regards to standard house keeping items.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The bankruptcy chapter is unavailable. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation. Limited bankruptcy information provided.

MODIFICATION: The loan has been modified. The modification date is xx/xx/xxxx. The modified principal balance is $71,910.00. The modification interest rate is 2%. The maturity date of the loan was extended to xx/xx/xxxx.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is good. The current occupancy status is occupied-UTD.

EXIT STRATEGY:

ADDITIONAL INFORMATION: Exit Strategy: N/A - loan is performing

A bankruptcy was discharged in xx/xxxx. There were no indications that a bankruptcy was filed within the comment history timeframe.

467370178	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

468132672	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

468262620	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

468702444	2	[2] Loan is in Bankruptcy

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Bankruptcy.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT:

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is performing under plan.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.

ADDITIONAL INFORMATION: N/A

470111880	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/18/2016. The borrower called regarding insurance, the issue was resolved.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

470161860	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

470431752	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

470581692	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 10/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/14/2017. Borrower was called regarding the Condo insurance policy. The notes do not indicate collection attempts or the need for collection attempts.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

470681652	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

470891568	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

471031512	2	[2] Loan is in Bankruptcy

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Bankruptcy.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT:

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy case number is not available. The most recent bankruptcy status is performing under plan.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

471527067	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

471611280	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

471923309	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/18/2016. The borrower stated on 11/18/2016 they were going to pay the delinquent Homeowner’s Association fees to complete the loss mitigation review. Comments on 11/21/2016 indicated the HOA confirmed they received payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

473253550	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

473730432	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

474140268	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/28/2015. The borrower called on 05/28/2015 asking questions regarding the modification agreement. The borrower’s questions were answered and stated they would get the agreement notarized.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

475459740	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/16/2017. The borrower called in to set up a payment. The borrower set up a payment for $1,601.93 to post on 05/16/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

477628872	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

477728832	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Comments referenced a discharged bankruptcy; there was no discharge date provided in the comments.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

478278612	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/07/2016. The borrower called in regards to lender placed insurance and was advised that a refund is being issued to the borrower in the amount of $1,052.30.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

479648064	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

479937948	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/13/2015. Borrower stated that they received confirmation and a tracking number that the payment was received at the Cincinnati address. Borrower will callback with the tracking number for research.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

480304649	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/07/2017. The last contact was made on 6/7/2017, in which the borrower inquired about taxes.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

480667110	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

481187448	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

481588327	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/15/2016. Contact was made with the borrower. They returned a call to them and discussed their HOA.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

481875922	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

481917156	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Foreclosure.

PAY HISTORY: The loan is next due for 09/01/2016.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided. The foreclosure is active and no evidence of holds, delays, or obstructions. The next projected foreclosure step is sale. Borrower in the of foreclosure

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Borrower was in the process of foreclosure. Borrower requested a payoff on 04/15/2017. : Loss Mitigation canceled on 05/15/2017.

481977132	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/07/2017. The borrower made a one time draft payment in the amount of $1243.66 as of 06/09/207

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

483126672	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

483156660	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

483806400	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

484266216	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: n

484566096	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/09/2016. Borrower called in wanting to discuss refinance. Call transferred to a loan officer. Prior to transfer, agent updated borrower primary home phone number and submitted request to send a change of address form to the borrower. Borrower advised they moved back in to the property and mailing address needs to be updated back to the original property address. Borrower has 2 loans with servicer/lender.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

485135868	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

486285408	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Loan was modified effective 5/22/2015.

486325392	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

486632652	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/28/2016. At last contact, the borrower called in stating they wanted to appeal the previous modification denial and their expenses had decreased. Additional documents were noted as received and the loan modification was approval thereafter.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

486955140	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

487115076	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

487275012	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

487414956	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

487884768	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/02/2016. The borrower was contacted about the original copies of modification documents and stated that they would be delivered back to the branch office so that they could be delivered inter office. The borrower had previously faxed the copies to the servicer.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

488044704	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

488064696	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

488254620	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

488874372	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

489014316	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

489154260	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

489833988	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

490253820	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

490933548	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/27/2016. Per notes on 12/27/2016 sent change notification letter to borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

490963536	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

491703240	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

491743224	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/07/2017. The borrower called to ask if the servicer received the insurance policy and the servicer advised they received a cancellation letter on 03/02/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

492342984	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

492622872	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

492922752	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

493372572	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: On 1/6/2016 the loan was referred to an attorney for foreclosure. The foreclosure was put on hold for pending loss mitigation, but in the end the borrower paid to get their loan reinstated.

493492524	2	[2] Currently Delinquent Mortgage

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

494478061	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

494712036	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/16/2016. Spoke with borrower authorization completed. Agent advised updating records. Borrower verified valid contact numbers.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

494772012	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

495221832	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/19/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

495741624	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

496451340	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

497330988	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.

ADDITIONAL INFORMATION: N/A

497480928	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 07/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

497550900	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

497940744	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

498120672	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/11/2015. Borrower called in and advised reason for default was reduced income. Servicer discussed loss mitigation options and borrower requested reinstatement figures.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

498297140	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/03/2016. The borrower called in to request an extension.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The loan is currently approved for modification however there is no evidence the modification has been completed. A loan modification was approved 04/06/2015.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.

EXIT STRATEGY:

498300600	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/28/2016. The last borrower contact noted was in regards to documents needed to complete the modification review.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: The loan was modified on 09/07/2016.

498640464	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

498830388	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

499140264	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

500079888	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

500189844	2	[2] Currently Delinquent Mortgage

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The loan is next due for 03/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

500629668	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

502255908	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

502944310	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

502993612	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

503358576	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

503543238	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

503723099	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

505207836	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

505396485	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

505515318	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

505747620	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

505907556	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

506887164	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/12/2016. Insurance agent called in regarding mortgagee clause for renewal, agent was also advised that and updated evidence of insurance will be needed once clause has been updated.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

506917152	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

507037104	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

507756816	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/26/2016. The authorized borrower’s son requested an automatic payment form to have the payments taken out every month.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Prior foreclosure proceedings were dismissed on 05/24/2016 as the loan was modified.

507827947	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

508496520	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

509086284	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

509666052	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

510405756	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 07/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

511205436	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/17/2015. The borrower requested a recurring payment to be cancelled.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

511605276	2	[2] Currently Delinquent Mortgage

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The loan is next due for 02/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

511885164	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

512344980	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

512814792	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

513644460	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

514144260	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

515143860	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

515243820	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

515753616	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 10/29/2015. The last borrower contact was in regards to making the monthly payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

515843580	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

516343380	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

516429320	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 08/26/2015. The borrower was advised on 08/26/2015 of the documents missing for the review.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

516923148	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

518892360	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

519392160	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 06/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

520751616	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

520791600	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

520801596	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

521601276	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

521881164	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

522001116	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

522344647	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

522470928	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

522490920	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

522900756	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

522940740	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

523000716	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

523890360	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 11/30/2015. The borrower called to verify the servicer receipt of signed final modification documents. The agent advised that they have been received.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

524310192	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/06/2016.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

524550096	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

525039900	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

525159852	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/10/2016. Return’s borrower’s call to discuss missing documents. Borrower will gather documents and provide as soon as possible.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

525529704	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/18/2017.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

525689640	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

526949136	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/18/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

527217328	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

527308992	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

527313193	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

527587775	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

528048696	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/16/2015. The borrower was contacted for a payment but the borrower stated they would mail in a payment.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

528578484	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

528628464	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/09/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

528848376	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/21/2017. The borrower stated on 02/21/2017 that they were not receiving their monthly statements. The borrower was advised they could go to their local branch for assistance with completing and submitting the necessary form.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

528958332	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

529478124	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

529528104	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: The Loan is Performing.

530497716	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

531047496	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

532187040	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 07/27/2016. Authorized third party called in regards to the new modification.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

532257012	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

532706832	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

533126664	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

533292430	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

534056292	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

534126264	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

534626064	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

534801619	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

534955932	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 01/13/2017. The borrower discussed the loss mitigation application and how to complete along with any supporting documents. The customer stated would complete and provide as soon as possible.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

535035900	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/01/2015. The borrower called to obtain the status of the reinstatement figures and was advised that the attorney was occupied by another case and would be in touch.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is occupied-UTD.

ADDITIONAL INFORMATION: N/A

535715628	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

536325384	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

537604872	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

538754412	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

538944336	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/09/2016. Borrower called and requested a reinstatement quote and was advised by Law firm that it would take 7-10 days. Representative sent email to Foreclosure Representative for assistance.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Notes indicate prior Chapter 7 Bankruptcy was discharged. No other information is available.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

540576344	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 12/20/2016. Per notes on 12/20/2016 borrower called concerning flood insurance policy received. Advised borrower policy had been received.

Per notes on 10/25/2016 called borrower home phone voicemail not set up.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

541023504	2	[2] Bankruptcy is Closed and Dismissal or Discharge dates are blank

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

542173044	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

543332580	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

543972324	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Comments in 12/2015 reference a subordination agreement was received and approved.

544881960	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

546211428	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

546530017	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

546801192	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

546911148	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

547320984	2	[2] Loan is in Bankruptcy

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Bankruptcy.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT:

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter 13. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is active. The proof of claim was filed XX/XX/XXXX.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Borrower requested Payoff on 06/07/2017.

547914125	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 13. The bankruptcy case number is not available. The most recent bankruptcy status is discharged. Borrower filed ch 13 BK.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Borrower filed Ch 13 BK.

548750412	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

548999682	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

549359404	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/10/2016. The borrower was contacted on 03/10/2016 and informed of the loss mitigation denial decision. The borrower isn’t eligible for modification due to no evidence of actual or imminent default.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

549789996	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

549989916	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

551059488	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

552109068	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

552189036	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

552788796	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

553538496	1

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 04/15/2016. Borrower called and spoke with servicer 4/15/2016 regarding an extension and stated RFD was due to excessive obligations.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: There is no evidence of current or prior modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY:

553628460	2	[2] Evidence loan has been modified.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY:

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/05/2014. Borrower contacted and representative was informed payment on account already set up.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

MODIFICATION: The loan has been modified. The modification date is 03/01/2014. The modified principal balance is unavailable. The modification interest rate is unavailable. The modification maturity date is unavailable. Fixed to fixed loan modification.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

EXIT STRATEGY:

553948332	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

554298192	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Foreclosure.

PAY HISTORY: The loan is next due for 12/01/2015.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 03/13/2017. Per comments dated 02.16.16 - borrower cant afford modified payment, 3 modifications approved in past.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided. The foreclosure is active and no evidence of holds, delays, or obstructions. The next projected foreclosure step is sale.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Comments outside the review period on 04/20/2017 indicate the loan was brought current with assistance from the Hardest Hit Funds program.

554558088	2	[2] Currently Delinquent Mortgage

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The loan is next due for 02/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/08/2016. Borrower called in and advised that the property is being worked on and maintained by her family, and the utilities are on. Borrower advised they have someone that maintains the yard.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

555547692	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/26/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

555667644	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

556097472	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

556277400	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

557024039	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

557209378	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

557516904	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

558166644	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

558706428	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 07/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

558876360	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

559256208	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

559376160	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

560193975	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

560545692	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

560615664	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

561265404	2	[2] Currently Delinquent Mortgage

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Delinquent.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The reason for default is UTD. Unable to determine the reason for default with the information provided.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: Default letter sent 6/5/2017 notes unclear status of loan

561654506	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

562734816	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

563291784	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

563324580	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

563584476	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

563624460	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter 13. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The proof of claim was filed XX/XX/XXXX.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

564054288	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

564134256	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

565633656	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

565713624	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

565753608	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 06/24/2016. Borrower called regarding Lender placed hazard insurance. Representative advised new policy information has been received and Borrower will be refunded for 1 month of Lender placed insurance.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. Bankruptcy was filed on XX/XX/XXXX. The chapter is Chapter 7. The bankruptcy was filed under case number XXX. The most recent bankruptcy status is closed. The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation. 2 Chapter 7 Bankruptcies filed by both Borrower’s. 1st case (XXX) filed on XX/XX/XXXX, and second case filed XX/XX/XXXX. Both debtors were discharged on XX/XX/XXXX.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

566814765	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 02/22/2017. Borrower made payment for $278.30.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is evidence of bankruptcy on the loan. The bankruptcy filing date is unavailable. The chapter is Chapter 7. The bankruptcy case number is not available. The most recent bankruptcy status is discharged.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

566823180	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

568082676	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

568292592	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

569462124	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

569692032	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

571061484	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

571181930	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is owner occupied.

ADDITIONAL INFORMATION: N/A

571321380	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

571353574	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

572681076	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

575184522	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

575409744	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower’s behalf was 05/24/2016. At last contact, the borrower was advised the loan modification was approved and the final documents were being sent to them for signatures.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

575959524	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

577738812	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

578028696	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

578288592	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

578398548	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

578738412	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The next due and payment received dates are unavailable in the information provided.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

579180723	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

579555053	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 04/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A

579578076	1

EVIDENCE OF DISPUTE: No evidence of borrower dispute.

LOAN STATUS: The current loan status is Performing.

PAY HISTORY: The loan is next due for 05/01/2017.

BORROWER CONTACT: No evidence of recent contact with the borrower.

REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.

FORECLOSURE: No evidence of current foreclosure activity.

BANKRUPTCY: There is no evidence of current or prior bankruptcy.

LITIGATION: There is no evidence of litigation on the file.

TITLE ISSUES: There is no evidence of title issues.

PROPERTY CONDITION: There is no evidence of property damage. The property condition is UTD. The current occupancy status is UTD.

ADDITIONAL INFORMATION: N/A